Revenue - Disclosure Of Changes In Trade Receivables Contract Assets And Contract Liabilities Explanatory (Detail) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade and other receivables, beginning balance	€ 1,594
Trade and other receivables, additions	12,103
Trade and other receivables, deductions	(11,628)
Trade and other receivables, ending balance	2,069
Contract assets, beginning balance	710
Contract assets, additions	693
Contract assets, deductions	(957)
Contract assets, ending balance	446
Contract liabilities, beginning balance	128,486
Contract liabilities, additions	3,430
Contract liabilities, deductions	(9,226)
Contract liabilities, ending balance	122,690
Deferred revenue [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract liabilities, beginning balance	128,486
Contract liabilities, additions	3,430
Contract liabilities, deductions	(9,226)
Contract liabilities, ending balance	122,690
Trade receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade and other receivables, beginning balance	1,594
Trade and other receivables, additions	12,103
Trade and other receivables, deductions	(11,628)
Trade and other receivables, ending balance	2,069
Unbilled receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract assets, beginning balance	710
Contract assets, additions	693
Contract assets, deductions	(957)
Contract assets, ending balance	€ 446